Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure
The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2022	2021
Debt securities
FVTPL	$170,273	$189,722
AFS	32,220	33,097
Other	1,411	1,320
Mortgages	54,638	52,014
Private placements	47,057	42,842
Policy loans	6,894	6,397
Loans to Bank clients	2,781	2,506
Derivative assets	8,588	17,503
Accrued investment income	2,813	2,641
Reinsurance assets	47,712	44,579
Other financial assets	6,077	6,242
Total	$380,464	$398,863

Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements
The following table presents the credit quality of commercial mortgages and private placements.

As at December 31, 2022	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$113	$1,526	$4,872	$2,055	$194	$2	$8,762
Office	102	1,460	5,950	1,471	57	33	9,073
Multi-family residential	500	2,213	3,751	892	11	–	7,367
Industrial	72	929	3,312	407	–	–	4,720
Other	180	990	798	764	–	–	2,732
Total commercial mortgages	967	7,118	18,683	5,589	262	35	32,654
Agricultural mortgages	–	–	119	240	–	–	359
Private placements	904	6,991	16,534	17,176	1,105	4,347	47,057
Total	$1,871	$14,109	$35,336	$23,005	$1,367	$4,382	$80,070

As at December 31, 2021	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$113	$1,340	$5,179	$1,936	$228	$2	$8,798
Office	56	1,256	6,004	1,291	87	40	8,734
Multi-family residential	557	1,869	3,771	767	32	–	6,996
Industrial	47	376	2,808	328	–	–	3,559
Other	212	1,010	787	956	47	–	3,012
Total commercial mortgages	985	5,851	18,549	5,278	394	42	31,099
Agricultural mortgages	–	–	119	242	–	–	361
Private placements	976	5,720	16,147	16,220	1,161	2,618	42,842
Total	$1,961	$11,571	$34,815	$21,740	$1,555	$2,660	$74,302

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets
The following table presents the carrying value of financial assets with some or all of their contractual payments past due but which are not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2022	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities (1),(2)
FVTPL	$2,059	$71	$2,130	$9
AFS	922	–	922	–
Private placements (1)	317	152	469	229
Mortgages and loans to Bank clients	103	–	103	74
Other financial assets	36	34	70	1
Total	$3,437	$257	$3,694	$313

	Past due but not impaired
As at December 31, 2021	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities (1),(2)
FVTPL	$20	$–	$20	$2
AFS	–	–	–	–
Private placements (1)	63	–	63	175
Mortgages and loans to Bank clients	61	–	61	51
Other financial assets	261	47	308	–
Total	$405	$47	$452	$228

Summary of Company's Loans That are Considered Impaired
The following table presents gross carrying value and allowances for loan losses for impaired loans.

As at December 31, 2022	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$254	$25	$229
Mortgages and loans to Bank clients	96	22	74
Total	$350	$47	$303

As at December 31, 2021	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$197	$22	$175
Mortgages and loans to Bank clients	73	22	51
Total	$270	$44	$226

Summary of Reconciliation of Allowance for Loan Losses
The following table presents movement of allowance for loan losses during the year.

	2022			2021
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$22	$22	$44	$79	$28	$107
Provisions	22	4	26	14	12	26
Recoveries	(18)	(2)	(20)	(58)	(16)	(74)
Write-offs (1)	(1)	(2)	(3)	(13)	(2)	(15)
Balance, December 31	$25	$22	$47	$22	$22	$44

(1)	Includes disposals and impact of changes in foreign exchange rates.

Summary of Credit Default Swap Protection Sold
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2022	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$133	$4	4
BBB	26	–	1
Total single name CDS	$159	$4	4
Total CDS protection sold	$159	$4	4

As at December 31, 2021	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$16	$–	1
BBB	28	1	2
Total single name CDS	$44	$1	2
Total CDS protection sold	$44	$1	2

(1)
Notional amounts represent the maximum future payments the Company would have to pay its CDS counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Ratings are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.

Summary of Effect of Conditional Master Netting and Similar Arrangements
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral pledged or received.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2022	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,072	$(7,170)	$(1,687)	$215	$215
Securities lending	723	–	(723)	–	–
Reverse repurchase agreements	895	(779)	(116)	–	–
Total financial assets	$10,690	$(7,949)	$(2,526)	$215	$215
Financial liabilities
Derivative liabilities	$(15,151)	$7,170	$7,834	$(147)	$(103)
Repurchase agreements	(895)	779	116	–	–
Total financial liabilities	$(16,046)	$7,949	$7,950	$(147)	$(103)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2021	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$18,226	$(8,410)	$(9,522)	$294	$294
Securities lending	564	–	(564)	–	–
Reverse repurchase agreements	1,490	(183)	(1,307)	–	–
Total financial assets	$20,280	$(8,593)	$(11,393)	$294	$294
Financial liabilities
Derivative liabilities	$(10,940)	$8,410	$2,250	$(280)	$(79)
Repurchase agreements	(536)	183	353	–	–
Total financial liabilities	$(11,476)	$8,593	$2,603	$(280)	$(79)

(1)	Financial assets and liabilities include accrued interest of $488 and $862, respectively (2021 – $725 and $902, respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2022, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $507, $1,528, $63 and $nil, respectively (2021 – $599, $875, $36 and $2, respectively). As at December 31, 2022, collateral pledged (received) does not include collateral-in-transit
on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its financing entity which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 18.

Summary of the Effect of Unconditional Netting	The following table presents the effect of unconditional netting.

As at December 31, 2022	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,242	$(1,242)	$–
Variable surplus note	(1,242)	1,242	–
As at December 31, 2021	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,054	$ (1,054)	$–
Variable surplus note	(1,054)	1,054	–

(1)	As at December 31, 2022 and 2021, the Company had no fixed surplus notes outstanding, refer to note 19(g).

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry
The following table presents debt securities and private placements portfolio by sector and industry.

	2022		2021
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$77,236	31	$84,244	32
Utilities	46,315	18	48,372	18
Financial	38,808	15	38,905	15
Consumer	31,556	13	32,671	12
Energy	16,314	7	19,637	7
Industrial	23,823	9	24,727	9
Other	16,909	7	18,425	7
Total	$250,961	100	$266,981	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2022	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$251,305	$(45,898)	$205,407
Asia and Other	123,808	(1,814)	121,994
Total	$375,113	$(47,712)	$327,401

As at December 31, 2021	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$271,090	$(42,806)	$228,284
Asia and Other	124,398	(1,773)	122,625
Total	$395,488	$(44,579)	$350,909

Asset classes and individual investment risks [Member]
Statement [LineItems]
Schedule of Risk Concentrations

As at December 31,	2022	2021
Debt securities and private placements rated as investment grade BBB or higher (1)	96%	97%
Government debt securities as a per cent of total debt securities	36%	36%
Government private placements as a per cent of total private placements	10%	11%
Highest exposure to a single non-government debt security and private placement issuer	$1,006	$1,167
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2022 – 41% of real estate, 2021 – 47%)	$5,486	$6,244
Largest concentration of mortgages and real estate (2) – Ontario Canada (2022 – 27%, 2021 – 28%)	$18,343	$18,253

(1)	Investment grade debt securities and private placements include 39% rated A, 17% rated AA and 14% rated AAA (2021 – 39%, 17% and 15%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.

Residential mortgages and loans to bank clients [Member]
Statement [LineItems]
Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients
The following table presents credit quality of residential mortgages and loans to Bank clients.

	2022			2021
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$7,015	$14,569	$21,584	$7,264	$13,272	$20,536
Non-performing (1)	8	33	41	6	12	18
Loans to Bank clients
Performing	n/a	2,778	2,778	n/a	2,506	2,506
Non-performing (1)	n/a	3	3	n/a	–	–
Total	$7,023	$17,383	$24,406	$7,270	$15,790	$23,060

(1)	Non-performing refers to payments that are 90 days or more past due.